Annual Total Returns[BarChart] - AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.22%)	12.92%	17.03%	9.20%	(0.61%)	10.09%	16.10%	(7.59%)	19.18%	5.86%